Property and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 115,000	$ 111,000	$ 78,000